RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - NOTIONAL AMOUNTS AND FAIR VALUES OF QUALIFYING AND NON-QUALIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS - ADDITIONAL INFORMATION (Details) - Underlying, Other - USD ($)
$ in Millions
	Jun. 30, 2018	Jun. 30, 2017
Fair Value Hedging
Derivative [Line Items]
Underlying Debt Obligation, Carrying Amount	$ 4,639	$ 4,705
Net Investment Hedging
Derivative [Line Items]
Underlying Debt Obligation, Carrying Amount	$ 15,012	$ 19,030